Segment Reporting (Details) - Schedule of segment operating performance measure - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 633,192	$ 1,304,789
Cost of revenues	(367,979)	(1,008,334)
General and administrative expenses	(7,706,476)	(4,809,370)
Other (expenses) income	276,200	(189,708)
Net income (loss) from continuing operations before income taxes	(7,165,063)	(4,702,623)
Tea Shop Chains [Member]
Segment Reporting Information [Line Items]
Revenues	633,192	103,395
Cost of revenues	(367,979)	(58,328)
General and administrative expenses	(492,562)	(769,153)
Other (expenses) income	5,278	(220,020)
Net income (loss) from continuing operations before income taxes	(222,071)	(944,106)
Blockchain business [Member]
Segment Reporting Information [Line Items]
Revenues
General and administrative expenses	(2,839,514)	(636,927)
Other (expenses) income	270,922	418,227
Net income (loss) from continuing operations before income taxes	(2,568,592)	(218,700)
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues
General and administrative expenses	(4,374,400)	(982,244)
Other (expenses) income		65,566
Net income (loss) from continuing operations before income taxes	$ (4,374,400)	(916,678)
Distribution of Dark Tea Products [Member]
Segment Reporting Information [Line Items]
Revenues		1,201,394
Cost of revenues		(950,006)
General and administrative expenses		(2,421,046)
Other (expenses) income		(453,481)
Net income (loss) from continuing operations before income taxes		$ (2,623,139)